CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income (loss)	$ (40,817)	$ (23,385)	$ (149,864)	$ (67,226)	$ (62,300)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	2,053	2,171	8,394	7,993	6,791
Operating Lease, Right-of-Use Asset, Amortization Expense	787	0
Write-off of deferred IPO costs			3,548	0	0
Stock-based compensation	11,530	21	91,500	135	207
Gain on sale of assets held-for-sale			(7,529)	0	0
Provision for doubtful accounts	1,682	314	511	110	77
Deferred income taxes			4	(1,941)	5,845
Other	161	0	137	(358)	(65)
Changes in operating assets and liabilities:
Accounts receivable, net	(1,172)	191	(2,627)	9,573	2,446
Inventories, net	(2,762)	(154)	1,619	(850)	21,280
Prepaid and other current assets	1,702	(4,676)	172	(3,602)	(1,325)
Contract assets	(2,438)	0	(11,253)	38	(38)
Other assets	(2)	98	53	1,080	(939)
Accounts payable	(3,856)	4,591	687	(45)	(4,391)
Accrued expenses and other liabilities	(3,867)	(6,227)	(6,680)	13,609	(2,356)
Contract liabilities	1,892	(6,232)	2,891	(1,746)	4,265
Net cash used in operating activities	(35,107)	(33,288)	(68,437)	(43,230)	(30,503)
Cash flows from investing activities:
Purchase of property, plant and equipment	(601)	(829)	(3,277)	(5,225)	(6,886)
Proceeds from sale of assets held-for-sale			12,275	0	0
Proceeds from sales of short-term investments	2,000	0	0	8,903	7,993
Proceeds from maturities of short-term investments	7,000	2,200	2,200	53,650	12,777
Purchase of short-term investments	(91,932)	0	(145,725)	(28,823)	(35,331)
Considerations paid for acquisition			0	(2,473)	0
Proceeds from repayment of stockholder notes			0	3,512	0
Proceeds from cancellation of corporate-owned life insurance policies			0	0	2,064
Net cash provided by (used in) investing activities	(83,533)	1,371	(134,527)	29,544	(19,383)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs of $81, $210 and $3,342 for 2020, 2019 and 2018, respectively			19,919	49,790	46,658
Tax Withholding Payment For Vested Equity Awards	37	0
Proceeds from Business Combination and PIPE offering, net of transaction costs of $4,095			247,039	0	0
Repurchase of common stock			(1,802)	0	(2,500)
Proceeds from warrant exercises, net of transaction costs of $52	89,222	0	73,713	0	0
Payment Of Transaction Costs Related To Business Combination	20,006	25
Cash paid for IPO costs	0	(634)	(1,143)	0	0
Proceeds from notes payable			10,000	0	0
Net cash provided by financing activities	69,179	(659)	347,726	49,790	44,158
Effect of exchange rate fluctuations on cash and cash equivalents	18	(23)	(118)	(4)	(128)
Net increase in cash and cash equivalents	(49,443)	(32,599)	144,644	36,100	(5,856)
Beginning cash and cash equivalents	204,648	60,004	60,004	23,904	29,760
Ending cash and cash equivalents	155,205	27,405	204,648	60,004	23,904
Supplemental disclosures of cash flow information:
Cash paid for interest	36	6	106	77	14
Cash paid for (received from) income taxes, net	333	13	(7,800)	545	2,412
Supplemental disclosure of noncash investing and financing activities:
Changes in accrued purchases of property, plant and equipment	105	103	145	(115)	(417)
Transaction costs included in accrued liabilities	5,000	592	$ 25,057	$ 0	$ 0
Assets held for sale reclassification	$ 0	$ 4,746